Climate change and energy transition - Additional Information (Details) $ in Millions	12 Months Ended											72 Months Ended	90 Months Ended
	Dec. 31, 2050 $ / Tonne	Dec. 31, 2040 $ / Tonne	Dec. 31, 2035 $ / Tonne	Dec. 31, 2032 USD ($)	Dec. 31, 2030 $ / Tonne	Dec. 31, 2025 $ / Tonne	Dec. 31, 2023 USD ($) $ / Tonne	Dec. 31, 2022 USD ($) outlook energy_chemical_park numberOfRefineries $ / barrel $ / MMBTU $ / bbl $ / Boe $ / Tonne	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2017 USD ($) numberOfRefineries	Dec. 31, 2022 USD ($) numberOfRefineries energy_chemical_park	Jul. 12, 2024 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2016 USD ($) refinery
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment								$ 198,642	$ 194,932			$ 198,642
Impairment sensitivity to change in commodity prices								10.00%
Capital expenditure, renewable power								$ 4,000
Number of assets								5				5				15
Number of refineries assumed | numberOfRefineries								2			2
Number of closed refineries | numberOfRefineries												9
Other assets								$ 11,000				$ 11,000
Refining margin (USD per BBL) | $ / Boe								6.22
Decrease in long-term refining margin assumptions (USD per BBL) | $ / Boe								1
Increase in long-term refining margin assumptions (USD per BBL) | $ / Boe								1
Nominal post-tax discount rate								6.50%	6.50%	6.00%
Global oil production %								1.50%
Global gas production %								2.00%
Planning horizon								10 years
Deferred tax								$ 7,815	$ 12,426			7,815
Discount rate term									20 years	30 years
Provision for decommissioning and restoration, undiscounted								33,000				33,000
Amount of provisions expected to be utilized								$ 20,285	$ 22,000			20,285
Decommissioning term								50 years
Onerous contracts provision								$ 1,500	1,700			1,500
Forecast
Disclosure of Climate Change and Energy Transition [Line Items]
Carbon emission expense				$ 1,500			$ 800
Forecast | Retained earnings
Disclosure of Climate Change and Energy Transition [Line Items]
Increase through realisation of merger reserve								234,000
Brazil, Malaysia and Australia
Disclosure of Climate Change and Energy Transition [Line Items]
Deferred tax								$ 303	711			$ 303
Actuarial assumption of discount rates [member]
Disclosure of Climate Change and Energy Transition [Line Items]
Range of assumptions, possible increase								1.00%				1.00%
Bottom of range
Disclosure of Climate Change and Energy Transition [Line Items]
Impairment loss due to increase in long-term refining margin assumptions								$ 1,000
Impairment reversal due to decrease in long-term refining margin assumptions								1,000
Top of range
Disclosure of Climate Change and Energy Transition [Line Items]
Impairment loss due to increase in long-term refining margin assumptions								3,000
Impairment reversal due to decrease in long-term refining margin assumptions								$ 3,000
IEA NZE50 | Forecast
Disclosure of Climate Change and Energy Transition [Line Items]
Carbon cost forecast (per tonne) | $ / Tonne	266	205	177		149	112	97
Shell mid-price
Disclosure of Climate Change and Energy Transition [Line Items]
Carbon cost forecast (per tonne) | $ / Tonne								125
Shell mid-price | Forecast
Disclosure of Climate Change and Energy Transition [Line Items]
Carbon cost forecast (per tonne) | $ / Tonne	125	104	94		84	73	121
Shell High Price
Disclosure of Climate Change and Energy Transition [Line Items]
Carbon cost forecast (per tonne) | $ / Tonne								220
2040 | IEA NZE50
Disclosure of Climate Change and Energy Transition [Line Items]
Expected oil price (USD per barrel) | $ / barrel								31.3
2040 | Shell mid-price
Disclosure of Climate Change and Energy Transition [Line Items]
Expected oil price (USD per barrel) | $ / barrel								65
2030 | IEA NZE50
Disclosure of Climate Change and Energy Transition [Line Items]
Expected oil price (USD per barrel) | $ / barrel								37.2
2030 | Shell mid-price
Disclosure of Climate Change and Energy Transition [Line Items]
Expected oil price (USD per barrel) | $ / barrel								65
Priceline 1
Disclosure of Climate Change and Energy Transition [Line Items]
Number of external price outlooks | outlook								3
Priceline 1 | 2039 | IHS Markit ACCS 2022
Disclosure of Climate Change and Energy Transition [Line Items]
Expected oil price (USD per barrel) | $ / bbl								36.5
Priceline 1 | 2050 | IHS Markit ACCS 2022
Disclosure of Climate Change and Energy Transition [Line Items]
Expected oil price (USD per barrel) | $ / bbl								94.3
Priceline 1 | 2050 | IHS Markit ACCS 2022 | Henry Hub natural gas ($/MMBtu)
Disclosure of Climate Change and Energy Transition [Line Items]
Expected gas price (USD per barrel) | $ / MMBTU								3
Priceline 1 | 2050 | IHS Markit ACCS 2022 | European Union
Disclosure of Climate Change and Energy Transition [Line Items]
Expected gas price (USD per barrel) | $ / MMBTU								5
Priceline 1 | 2050 | IHS Markit ACCS 2022 | Asia
Disclosure of Climate Change and Energy Transition [Line Items]
Expected gas price (USD per barrel) | $ / MMBTU								6
Priceline 1 | 2050 | Woodmac WM AET-1 5 Degree
Disclosure of Climate Change and Energy Transition [Line Items]
Expected oil price (USD per barrel) | $ / bbl								27
Priceline 1 | 2050 | Woodmac WM AET-1 5 Degree | Henry Hub natural gas ($/MMBtu)
Disclosure of Climate Change and Energy Transition [Line Items]
Expected gas price (USD per barrel) | $ / MMBTU								3
Priceline 1 | 2050 | Woodmac WM AET-1 5 Degree | European Union
Disclosure of Climate Change and Energy Transition [Line Items]
Expected gas price (USD per barrel) | $ / MMBTU								5
Priceline 1 | 2050 | Woodmac WM AET-1 5 Degree | Asia
Disclosure of Climate Change and Energy Transition [Line Items]
Expected gas price (USD per barrel) | $ / MMBTU								6
Priceline 1 | 2050 | IEA NZE50
Disclosure of Climate Change and Energy Transition [Line Items]
Expected oil price (USD per barrel) | $ / barrel								25
Priceline 1 | 2050 | IEA NZE50 | European Union
Disclosure of Climate Change and Energy Transition [Line Items]
Expected gas price (USD per barrel) | $ / MMBTU								4
Priceline 1 | 2050 | IEA NZE50 | Asia
Disclosure of Climate Change and Energy Transition [Line Items]
Expected gas price (USD per barrel) | $ / MMBTU								5
Priceline 1 | 2023 | IHS Markit ACCS 2022 | Henry Hub natural gas ($/MMBtu)
Disclosure of Climate Change and Energy Transition [Line Items]
Expected gas price (USD per barrel) | $ / MMBTU								3.7
Priceline 1 | 2023 | IHS Markit ACCS 2022 | European Union
Disclosure of Climate Change and Energy Transition [Line Items]
Expected gas price (USD per barrel) | $ / MMBTU								35
Priceline 1 | 2023 | Woodmac WM AET-1 5 Degree | Henry Hub natural gas ($/MMBtu)
Disclosure of Climate Change and Energy Transition [Line Items]
Expected gas price (USD per barrel) | $ / MMBTU								5
Priceline 1 | 2023 | Woodmac WM AET-1 5 Degree | Asia And Europe
Disclosure of Climate Change and Energy Transition [Line Items]
Expected gas price (USD per barrel) | $ / MMBTU								30
Priceline 1 | 2023 | IEA NZE50 | Henry Hub natural gas ($/MMBtu)
Disclosure of Climate Change and Energy Transition [Line Items]
Expected gas price (USD per barrel) | $ / barrel								3.5
Priceline 1 | 2023 | IEA NZE50 | European Union
Disclosure of Climate Change and Energy Transition [Line Items]
Expected gas price (USD per barrel) | $ / MMBTU								9
Priceline 1 | 2023 | IEA NZE50 | Asia
Disclosure of Climate Change and Energy Transition [Line Items]
Expected gas price (USD per barrel) | $ / MMBTU								10
Priceline 1 | 2029 | IHS Markit ACCS 2022 | European Union
Disclosure of Climate Change and Energy Transition [Line Items]
Expected gas price (USD per barrel) | $ / MMBTU								4
Priceline 1 | 2029 | IHS Markit ACCS 2022 | Asia
Disclosure of Climate Change and Energy Transition [Line Items]
Expected gas price (USD per barrel) | $ / MMBTU								5
Priceline 1 | 2024 | Woodmac WM AET-1 5 Degree | Henry Hub natural gas ($/MMBtu)
Disclosure of Climate Change and Energy Transition [Line Items]
Expected gas price (USD per barrel) | $ / MMBTU								3
Priceline 1 | 2045 | Woodmac WM AET-1 5 Degree | Henry Hub natural gas ($/MMBtu)
Disclosure of Climate Change and Energy Transition [Line Items]
Expected gas price (USD per barrel) | $ / MMBTU								4
Priceline 1 | 2031 | Woodmac WM AET-1 5 Degree | European Union
Disclosure of Climate Change and Energy Transition [Line Items]
Expected gas price (USD per barrel) | $ / MMBTU								5
Priceline 1 | 2031 | Woodmac WM AET-1 5 Degree | Asia
Disclosure of Climate Change and Energy Transition [Line Items]
Expected gas price (USD per barrel) | $ / MMBTU								6
Priceline 1 | 2040 | Woodmac WM AET-1 5 Degree | European Union
Disclosure of Climate Change and Energy Transition [Line Items]
Expected gas price (USD per barrel) | $ / MMBTU								8
Priceline 1 | 2040 | Woodmac WM AET-1 5 Degree | Asia
Disclosure of Climate Change and Energy Transition [Line Items]
Expected gas price (USD per barrel) | $ / MMBTU								10
Priceline 1 | 2030 | IEA NZE50 | Henry Hub natural gas ($/MMBtu)
Disclosure of Climate Change and Energy Transition [Line Items]
Expected gas price (USD per barrel) | $ / barrel								2
Priceline 1 | 2030 | IEA NZE50 | European Union
Disclosure of Climate Change and Energy Transition [Line Items]
Expected gas price (USD per barrel) | $ / MMBTU								5
Priceline 1 | 2030 | IEA NZE50 | Asia
Disclosure of Climate Change and Energy Transition [Line Items]
Expected gas price (USD per barrel) | $ / MMBTU								6
Minimum
Disclosure of Climate Change and Energy Transition [Line Items]
Impairment sensitivity to mid-price outlook								(10.00%)
Minimum | IEA NZE 2050
Disclosure of Climate Change and Energy Transition [Line Items]
Recoverable amount								$ 2,000				$ 2,000
Maximum
Disclosure of Climate Change and Energy Transition [Line Items]
Impairment sensitivity to mid-price outlook								10.00%
Maximum | IEA NZE 2050
Disclosure of Climate Change and Energy Transition [Line Items]
Recoverable amount								$ 5,000				5,000
2030
Disclosure of Climate Change and Energy Transition [Line Items]
Proportion of SEC proved reserve								35.00%
2040
Disclosure of Climate Change and Energy Transition [Line Items]
Proportion of SEC proved reserve								5.00%
2050
Disclosure of Climate Change and Energy Transition [Line Items]
Proportion of SEC proved reserve								0.00%
Carrying amount of exploration and evaluation assets
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment								$ 6,403	7,099			6,403				$ 19,000
Gas assets | Minimum | Priceline 2
Disclosure of Climate Change and Energy Transition [Line Items]
Recoverable amount								4,000	10,000			4,000
Gas assets | Minimum | Priceline 3
Disclosure of Climate Change and Energy Transition [Line Items]
Recoverable amount								9,000				9,000
Gas assets | Maximum | Priceline 2
Disclosure of Climate Change and Energy Transition [Line Items]
Recoverable amount								6,000	12,000			6,000
Gas assets | Maximum | Priceline 3
Disclosure of Climate Change and Energy Transition [Line Items]
Recoverable amount								12,000				12,000
Upstream assets | Minimum | Priceline 2
Disclosure of Climate Change and Energy Transition [Line Items]
Recoverable amount								1,000	5,000			1,000
Upstream assets | Minimum | Priceline 3
Disclosure of Climate Change and Energy Transition [Line Items]
Recoverable amount								8,000				8,000
Upstream assets | Maximum | Priceline 2
Disclosure of Climate Change and Energy Transition [Line Items]
Recoverable amount								2,000	6,000			2,000
Upstream assets | Maximum | Priceline 3
Disclosure of Climate Change and Energy Transition [Line Items]
Recoverable amount								11,000				11,000
Refineries
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment								$ 6,000	7,000	$ 7,000	$ 14,000	6,000		$ 13,000	$ 14,000	10,000
Decrease through classified as held for sale, property, plant and equipment									1,500
Refineries | Minimum
Disclosure of Climate Change and Energy Transition [Line Items]
Useful lives of tangible assets								4 years
Refineries | Maximum
Disclosure of Climate Change and Energy Transition [Line Items]
Useful lives of tangible assets								14 years
PPE other than refineries
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment								$ 39,000				39,000
Chemicals segment
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment								$ 28,000				28,000
Power infrastructure
Disclosure of Climate Change and Energy Transition [Line Items]
Nominal post-tax discount rate								5.00%
Other
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment								$ 25,001	20,409			25,001
Nominal post-tax discount rate								6.50%
Integrated Gas And Upstream Segments
Disclosure of Climate Change and Energy Transition [Line Items]
Disposals of property, plant and equipment													$ 25,000
Integrated Gas And Upstream Segments | IEA NZE50
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment								$ 163,000				163,000
Integrated Gas And Upstream Segments | IEA NZE50 | Bottom of range | Forecast
Disclosure of Climate Change and Energy Transition [Line Items]
Decrease in recoverable amount of assets								17,000
Integrated Gas And Upstream Segments | IEA NZE50 | Top of range | Forecast
Disclosure of Climate Change and Energy Transition [Line Items]
Decrease in recoverable amount of assets								23,000
Integrated Gas And Upstream Segments | Shell mid-price
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment								163,000	154,000			163,000
Integrated Gas And Upstream Segments | IEA NZE 2050
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment								163,000				163,000
Integrated Gas And Upstream Segments | Production assets
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment								117,000				117,000				$ 169,000
Integrated Gas
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment								60,800				60,800
Integrated Gas | Bottom of range | Actuarial assumption of discount rates [member]
Disclosure of Climate Change and Energy Transition [Line Items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets								1,000
Integrated Gas | Top of range | Actuarial assumption of discount rates [member]
Disclosure of Climate Change and Energy Transition [Line Items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets								3,000
Integrated Gas | IEA NZE50
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment								75,000				75,000
Integrated Gas | Shell mid-price
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment								75,000	65,000			75,000
Integrated Gas | IEA NZE 2050
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment								75,000				75,000
Integrated Gas | Priceline 1
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment								75,000	65,000			75,000
Integrated Gas | Priceline 2
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment								75,000	65,000			75,000
Integrated Gas | Priceline 3
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment								75,000				75,000
Integrated Gas | Minimum
Disclosure of Climate Change and Energy Transition [Line Items]
Expected impairment loss with change in measurement input								2,000	12,000
Integrated Gas | Minimum | Priceline 1
Disclosure of Climate Change and Energy Transition [Line Items]
Recoverable amount								4,000	13,000			4,000
Integrated Gas | Maximum
Disclosure of Climate Change and Energy Transition [Line Items]
Expected impairment loss with change in measurement input								5,000	15,000
Integrated Gas | Maximum | Priceline 1
Disclosure of Climate Change and Energy Transition [Line Items]
Recoverable amount								6,000	16,000			6,000
Upstream
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment								74,500				74,500
Upstream | Actuarial assumption of discount rates [member]
Disclosure of Climate Change and Energy Transition [Line Items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets								1,000
Upstream | IEA NZE50
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment								88,000				88,000
Upstream | Shell mid-price
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment								88,000	89,000			88,000
Upstream | IEA NZE 2050
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment								88,000				88,000
Upstream | Priceline 1
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment								88,000	89,000			88,000
Upstream | Priceline 2
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment								88,000	89,000			88,000
Upstream | Priceline 3
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment								88,000				88,000
Upstream | Minimum
Disclosure of Climate Change and Energy Transition [Line Items]
Expected impairment loss with change in measurement input								2,000	6,000
Upstream | Minimum | Priceline 1
Disclosure of Climate Change and Energy Transition [Line Items]
Recoverable amount								1,000	14,000			1,000
Upstream | Maximum
Disclosure of Climate Change and Energy Transition [Line Items]
Expected impairment loss with change in measurement input								4,000	9,000
Upstream | Maximum | Priceline 1
Disclosure of Climate Change and Energy Transition [Line Items]
Recoverable amount								2,000	17,000			2,000
Chemicals and Products
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment								38,100				38,100
Chemicals and Products | Actuarial assumption of discount rates [member]
Disclosure of Climate Change and Energy Transition [Line Items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets								1,000
Chemicals and Products | Refineries
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment								6,000	6,000			6,000
Chemicals and Products | Refineries incl in 5 Energy and Chemical parks
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment								5,000	5,000			5,000
Marketing
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment								19,100				19,100
Other assets								1,600				1,600
Deferred tax								$ 382	854			382
Marketing | 2030
Disclosure of Climate Change and Energy Transition [Line Items]
Proportion of SEC proved reserve								80.00%
Marketing | 2040
Disclosure of Climate Change and Energy Transition [Line Items]
Proportion of SEC proved reserve								56.00%
Marketing | 2050
Disclosure of Climate Change and Energy Transition [Line Items]
Proportion of SEC proved reserve								31.00%
Marketing | Refineries
Disclosure of Climate Change and Energy Transition [Line Items]
Useful lives of tangible assets								20 years
Trading and Supply
Disclosure of Climate Change and Energy Transition [Line Items]
Other assets								$ 7,000				7,000
Renewables and Energy Solutions
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment								3,200				3,200
Renewables and Energy Solutions | Actuarial assumption of discount rates [member]
Disclosure of Climate Change and Energy Transition [Line Items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets								1,000
Marketing
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment								29,000	$ 25,000	$ 23,000	$ 15,000	29,000		$ 20,000	$ 15,000
Marketing | Actuarial assumption of discount rates [member]
Disclosure of Climate Change and Energy Transition [Line Items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets								0
Corporate
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment								2,900				$ 2,900
Corporate | Actuarial assumption of discount rates [member]
Disclosure of Climate Change and Energy Transition [Line Items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets								$ 0
2030
Disclosure of Climate Change and Energy Transition [Line Items]
Reduction in carbon intensity energy products emission (in percent)								20.00%
Reduction in Scope 1 and 2 emissions								50.00%
2023 | Minimum
Disclosure of Climate Change and Energy Transition [Line Items]
Reduction in carbon intensity energy products emission (in percent)								6.00%
2023 | Maximum
Disclosure of Climate Change and Energy Transition [Line Items]
Reduction in carbon intensity energy products emission (in percent)								8.00%
2024 | Minimum
Disclosure of Climate Change and Energy Transition [Line Items]
Reduction in carbon intensity energy products emission (in percent)								9.00%
2024 | Maximum
Disclosure of Climate Change and Energy Transition [Line Items]
Reduction in carbon intensity energy products emission (in percent)								12.00%
2025 | Minimum
Disclosure of Climate Change and Energy Transition [Line Items]
Reduction in carbon intensity energy products emission (in percent)								9.00%
2025 | Maximum
Disclosure of Climate Change and Energy Transition [Line Items]
Reduction in carbon intensity energy products emission (in percent)								13.00%
2035
Disclosure of Climate Change and Energy Transition [Line Items]
Reduction in carbon intensity energy products emission (in percent)								45.00%
2050
Disclosure of Climate Change and Energy Transition [Line Items]
Reduction in carbon intensity energy products emission (in percent)								100.00%